IMPAIRMENT OF GOODWILL AND OTHER ASSETS	12 Months Ended
Dec. 31, 2017
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
IMPAIRMENT OF GOODWILL AND OTHER ASSETS

8.IMPAIRMENT OF GOODWILL AND OTHER ASSETS

	2017	2016	2015

Impairment of goodwill	$30.0	$40.1	$85.0
Impairment of property, plant and equipment	—	—	76.5
Impairment of intangible assets	13.8	0.8	69.2

	$43.8	$40.9	$230.7

2017

During the third quarter of 2017, the Corporation performed an impairment test of its Magazines CGU in light of the continuous downtrend in revenues in this industry. The Corporation concluded that the recoverable amount was less than the carrying amount of the Magazines CGU and recorded a goodwill impairment charge of $30.0 million (including $1.5 million without any tax consequence) and an impairment charge of $12.4 million on intangible assets (including $3.1 million without any tax consequence).

An impairment charge on intangible assets of $1.4 million was also recorded in 2017 in other segments.

2016

During the third quarter of 2016, the Corporation performed an impairment test of its Magazines CGU in light of the continuous downtrend in advertising revenues in this industry. The Corporation concluded that the recoverable amount was less than the carrying amount of the Magazines CGU and recorded a goodwill impairment charge of $40.1 million (without any tax consequence).

An impairment charge on intangible assets of $0.8 million was also recorded in 2016 in other segments.

2015

In 2015, the Corporation performed impairment tests on its CGUs and concluded that the recoverable amounts of its Newspapers and Broadcasting CGUs were less than their carrying values. The recoverable amounts of these CGUs were negatively impacted by the decrease in newspaper and commercial printing volumes at the Mirabel printing plant, plus the continuing pressure on advertising revenues in the newspaper and television industries. Accordingly, a goodwill impairment charge of $85.0 million (without any tax consequence) and an impairment charge on other assets of $81.9 million, mainly related toMirabel printing plant assets, were recorded for the Newspapers CGU. An impairment charge of $60.1 million on the TVA Network’sbroadcasting licence (including $30.1 million without any tax consequence) was recorded for the Broadcasting CGU.

An impairment charge on intangible assets of $3.7 million was also recorded in 2015 in other segments.